Summary of Amortized Cost, Unrealized Gains and Losses and Fair Value of Available For Sale Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	$ 37,003	$ 33,204
Available-for-sale Securities, Gross unrealized gains	1,593	2,510
Available-for-sale Securities, Gross unrealized losses	1,005	275
Available-for-sale Securities, Fair value	37,591	35,439
Fixed maturity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	36,996	33,198
Available-for-sale Securities, Gross unrealized gains	1,579	2,495
Available-for-sale Securities, Gross unrealized losses	1,005	275
Available-for-sale Securities, Fair value	37,570	35,418
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	343	448
Available-for-sale Securities, Gross unrealized gains	59	79
Available-for-sale Securities, Fair value	402	527
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	2,137	1,966
Available-for-sale Securities, Gross unrealized gains	241	320
Available-for-sale Securities, Gross unrealized losses	11	1
Available-for-sale Securities, Fair value	2,367	2,285
Fixed maturity securities [Member] | Corporate public securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	23,174	19,851
Available-for-sale Securities, Gross unrealized gains	868	1,519
Available-for-sale Securities, Gross unrealized losses	752	120
Available-for-sale Securities, Fair value	23,290	21,250
Fixed maturity securities [Member] | Corporate private securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	5,082	4,398
Available-for-sale Securities, Gross unrealized gains	203	286
Available-for-sale Securities, Gross unrealized losses	115	34
Available-for-sale Securities, Fair value	5,170	4,650
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	3,036	3,694
Available-for-sale Securities, Gross unrealized gains	152	190
Available-for-sale Securities, Gross unrealized losses	42	45
Available-for-sale Securities, Fair value	3,146	3,839
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	1,539	1,431
Available-for-sale Securities, Gross unrealized gains	37	74
Available-for-sale Securities, Gross unrealized losses	11	3
Available-for-sale Securities, Fair value	1,565	1,502
Fixed maturity securities [Member] | Asset-backed Securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	1,685	1,410
Available-for-sale Securities, Gross unrealized gains	19	27
Available-for-sale Securities, Gross unrealized losses	74	72
Available-for-sale Securities, Fair value	1,630	1,365
Equity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	7	6
Available-for-sale Securities, Gross unrealized gains	14	15
Available-for-sale Securities, Fair value	$ 21	$ 21